Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On March 4, 2021, EF Hutton Partners, LLC, the Sponsor, purchased an aggregate of 3,450,000 shares of the Company’s common stock (up to 450,000 shares of which were subject to forfeiture, on a pro rata basis, depending upon the extent to which the underwriters’ over-allotment option is exercised) for an aggregate purchase price of $25,000. These shares are collectively referred to herein as “founder shares.” Thereafter on March 7, 2022, the Sponsor surrendered to the Company 575,000 founder shares for cancellation, leaving the Sponsor with 2,875,000 founder shares (up to 375,000 shares of which are subject to forfeiture, on a pro rata basis, depending upon the extent to which the underwriters’ over-allotment option is exercised). On March 8, 2022, the Sponsor transferred an aggregate total of 708,738 founder shares to several individuals and one entity. Then on April 5, 2022, three of the initial stockholders transferred an aggregate amount of 141,624 founder shares back to the Sponsor. On May 23, 2022, the Sponsor transferred an aggregate amount of 57,500 founder shares to the other three initial stockholders.

The founder shares are held by the following individuals and entities (referred to collectively as the “initial stockholders”) as follows: the Sponsor owns 1,607,418 founder shares, the Chief Financial Officer, Kevin M. Bush owns 79,732 founder shares, the Company’s directors, Thomas Wood owns 50,000 founder shares, Stanley Hutton Rumbough owns 50,000 founder shares, Anne Lee owns 50,000 founder shares, Paul Hodge Jr. owns 109,463 founder shares, SHR Ventures, LLC owns 178,387 founder shares and anchor investors (as described below) collectively own 750,000 founder shares.

The transfer of the founder shares to the Company’s management is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 374,614 shares transferred to the Company’s management on March 8, 2022 and May 23, 2022 and that were not transferred back to the Sponsor as of September 13, 2022 was $137,354. This set of founder shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to this set of founder shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of September 30, 2023, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of founder shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the founder shares. Additionally, another set of 250,000 founder shares were gifted to the Company’s directors on March 8, 2022 and under ASC 718, on March 8, 2022 had a fair value of $62,500, which has been recorded as stock-based compensation. The founder shares granted as gifts are not subject to a performance condition and as such stock-based compensation of $62,500 was recorded on the condensed consolidated statement of operations.

The Company entered into agreements with each anchor investor prior to the Initial Public Offering that committed each anchor investor to purchase 9.9% tranches of the Units or the actual Units allocated to it. Additionally, each of the ten 9.9% anchor investors purchased 75,000 founder shares from certain initial stockholders, for a total of 750,000 founder shares, at the original purchase price of founder shares or $0.009 per share. The Company estimated the aggregate fair value of the 750,000 founders shares attributable to the anchor investors to be $3,626,296 or $4.84 per share. Each anchor investor acquired from the initial founder share owners on a pro-rata basis, an indirect economic interest in the founder shares. The excess of the fair value of the founder shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering cost were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to the Public Shares were charged to stockholders’ deficit upon the completion of the Initial Public Offering.

The initial stockholders, have agreed, subject to limited exceptions, that the founder shares are not transferable or saleable until the earlier to occur of: (A) six months after the completion of the initial Business Combination, and (B) subsequent to the initial Business Combination if the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the public stockholders having the right to exchange their public shares for cash, securities or other property. Notwithstanding the foregoing, if subsequent to the Company’s initial Business Combination the last reported sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination.

Promissory Note — Related Party

The Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. This loan was non-interest bearing, unsecured and due at the closing of the Initial Public Offering. The outstanding balance on the note as of December 31, 2022 of $19,700 was fully paid on February 9, 2023. As of September 30, 2023 there was no outstanding balance under the promissory note and borrowings under the note are no longer available.

Convertible Promissory Note – Related Party

On August 21, 2023, the Company issued an unsecured promissory note in the aggregate principal amount of $181,488 to the Sponsor, in exchange for the Sponsor advancing $181,488 to the Company to fund extensions of the amount of time the Company has to complete its initial business combination and to fund working capital expenses. The full principal amount of $181,488 has been fully received by the Company in August 2023. The Company received an additional $170,000 of funding in advance from the Sponsor during the quarter ended September 30, 2023, after fully utilizing the $181,488 promissory note. The additional funding in advance received by the Company were memorialized on November 29, 2023, when the Company issued a new unsecured promissory note in the aggregate principal amount of $362,798 to the Sponsor, in exchange for the Sponsor advancing $362,798 to the Company to fund extensions of the amount of time the Company has to complete its initial business combination and to fund working capital expenses (see Note 9). On November 30, 2023, the Company issued another unsecured promissory note in the aggregate principal amount of $60,000 to the Sponsor, in exchange for the Sponsor advancing $60,000 to the Company to fund extensions of the amount of time the Company has to complete its initial business combination and to fund working capital expenses (see Note 9). These Notes do not bear interest and mature upon the closing of an initial business combination by the Company. In addition, at the option of the holder, these Notes may be paid by the Company through the issuance of private placement units of the Company at a price of $10.00 per unit. The loans will be forgiven, except to the extent of any funds held outside of the Company’s trust account, by the Sponsor, if Company is unable to consummate an initial business combination. The Company has determined that bifurcation of a single derivative that comprises all of the fair value of the conversion feature(s) (i.e., derivative instrument(s)) is NOT necessary under ASC 815-15-25-7 through 25-10. As a result, all debt proceeds received have been allocated to the debt host at Par (i.e., recorded at proceeds received). Because the convertible debt instrument is accounted for as a liability in its entirety it does not result in any gain or loss if the conversion feature is exercised in accordance with the original conversion terms (ASC 470-20-40-4). As of September 30, 2023, the Company had an outstanding balance of $351,488 under these notes.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the terms of which have not been determined nor have any written agreements been executed with respect thereto, or in connection with additional deposits into the Trust Account in order to extend the time available to us to consummate the initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds on a non-interest-bearing basis as may be required. If the Company completes initial Business Combination, the Company will repay such loaned amounts out of the proceeds of the Trust Account. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the Company’s initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $5,475,000 of such loans may be convertible into private units, at a price of $10.00 per unit at the option of the lender, upon consummation of the Company’s initial Business Combination. The private units are identical to the public units sold in this offering. At September 30, 2023 and December 31, 2022, no working capital loans were outstanding.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On March 4, 2021, EF Hutton Partners, LLC, the Sponsor, purchased an aggregate of 3,450,000 shares of the Company’s common stock (up to 450,000 shares of which were subject to forfeiture, on a pro rata basis, depending upon the extent to which the underwriters’ over-allotment option is exercised) for an aggregate purchase price of $25,000. These shares are collectively referred to herein as “founder shares.” Thereafter on March 7, 2022, the Sponsor surrendered to the Company 575,000 founder shares for cancellation, leaving the Sponsor with 2,875,000 founder shares (up to 375,000 shares of which are subject to forfeiture, on a pro rata basis, depending upon the extent to which the underwriters’ over-allotment option is exercised). On March 8, 2022, the Sponsor transferred an aggregate total of 708,738 founder shares to several individuals and one entity. Then on April 5, 2022, three of the initial stockholders transferred an aggregate amount of 141,624 founder shares back to the Sponsor. On May 23, 2022, the Sponsor transferred an aggregate amount of 57,500 founder shares to the other three initial stockholders.

The founder shares are held by the following individuals and entities (referred to collectively as the “initial stockholders”) as follows: the Sponsor owns 1,607,418 founder shares, the Chief Financial Officer, Kevin M. Bush owns 79,732 founder shares, the Company’s directors, Thomas Wood owns 50,000 founder shares, Stanley Hutton Rumbough owns 50,000 founder shares, Anne Lee owns 50,000 founder shares, Paul Hodge Jr. owns 109,463 founder shares, SHR Ventures, LLC owns 178,387 founder shares and anchor investors (as described below) collectively own 750,000 founder shares.

The transfer of the founder shares to the Company’s management is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 374,614 shares transferred to the Company’s management on March 8, 2022 and May 23, 2022 and that were not transferred back to the Sponsor as of September 13, 2022 was $137,354. This set of founder shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to this set of founder shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of December 31, 2022, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense has been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of founder shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the founder shares. Additionally, another set of 250,000 founder shares were gifted to the Company’s directors on March 8, 2022 and under ASC 718, on March 8, 2022 had a fair value of $62,500, which has been recorded as stock-based compensation. The founder shares granted as gifts are not subject to a performance condition and as such stock-based compensation of $62,500 was recorded on the statement of operations.

The Company entered into agreements with each anchor investor prior to the Initial Public Offering that committed each anchor investor to purchase 9.9% tranches of the Units or the actual Units allocated to it. Additionally, each of the ten 9.9% anchor investors purchased 75,000 founder shares from certain initial stockholders, for a total of 750,000 founder shares, at the original purchase price of founder shares or $0.009 per share. The Company estimated the aggregate fair value of the 750,000 founders shares attributable to the anchor investors to be $3,626,296 or $4.84 per share. Each anchor investor acquired from the initial founder share owners on a pro-rata basis, an indirect economic interest in the founder shares. The excess of the fair value of the founder shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering cost were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to the Public Shares were charged to stockholders’ deficit upon the completion of the Initial Public Offering.

The initial stockholders, have agreed, subject to limited exceptions, that the founder shares are not transferable or saleable until the earlier to occur of: (A) six months after the completion of the initial Business Combination, and (B) subsequent to the initial Business Combination if the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the public stockholders having the right to exchange their public shares for cash, securities or other property. Notwithstanding the foregoing, if subsequent to the Company’s initial Business Combination the last reported sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination.

Promissory Note — Related Party

The Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. This loan was non-interest bearing, unsecured and due at the closing of the Initial Public Offering. As of December 31, 2022 and 2021, the Company had borrowed $19,700 and $0, respectively, under the promissory note. The outstanding balance on the note as of December 31, 2022 is due on demand and was paid subsequent to year end. Borrowings under the promissory note are no longer available.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the terms of which have not been determined nor have any written agreements been executed with respect thereto, or in connection with additional deposits into the Trust Account in order to extend the time available to us to consummate the initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds on a non-interest-bearing basis as may be required. If the Company completes initial Business Combination, the Company will repay such loaned amounts out of the proceeds of the Trust Account. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the Company’s initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $5,475,000 of such loans may be convertible into private units, at a price of $10.00 per unit at the option of the lender, upon consummation of the Company’s initial Business Combination. The private units are identical to the public units sold in this offering. At December 31, 2022 and 2021, no working capital loans were outstanding.